UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

July 1, 2007 to July 31, 2007

Commission File Number of issuing entity: 333-124935-06

Harley-Davidson Motorcycle Trust 2007-2

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-124935

Harley-Davidson Customer Funding Corp.

(Exact name of depositor as specified in its charter)

Harley-Davidson Credit Corp.

(Exact name of sponsor specified in its charter)

Delaware

(State of other jurisdiction of incorporation or organization of the issuing entity)

51-6589544

(I.R.S. Employer Identification No.)

c/o Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, Delaware	19890-0001
(Address of principal executive offices of the issuing entity)	(Zip Code)

(302) 651-1000

(Telephone number, including area code)

Not Applicable

(Former name or former address, if changed since last report.)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Class A-1 Notes			X
Class A-2 Notes			X
Class A-3 Notes			X
Class A-4 Notes			X
Class B Notes			X
Class C Notes			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.  Yes  ☒   No ☐

PART I — DISTRIBUTION INFORMATION

Item 1.          Distribution and Pool Performance Information.

The attached Monthly Report contains the distribution and pool performance information with respect to the motorcycle contracts which comprise the assets of Harley-Davidson Motorcycle Trust 2007-2.

PART II — OTHER INFORMATION

Item 9.          Exhibits.

Exhibit No.	Document
99.1	Harley-Davidson Motorcycle Trust 2007-2 Monthly Report and Certificate of Servicing Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

HARLEY-DAVIDSON MOTORCYCLE TRUST 2007-2 (Issuing entity)

By:	Harley-Davidson Credit Corp., as Servicer

By:	/s/ Lawrence G. Hund
Lawrence G. Hund Vice President and Chief Financial Officer

Date: August 30, 2007

EXHIBIT INDEX

Exhibit No.	Document
99.1	Harley-Davidson Motorcycle Trust 2007-2 Monthly Report and Certificate of Servicing Officer